Leases - Additional Information (Details)		1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Nov. 30, 2018 USD ($) vessel	Sep. 30, 2018 USD ($) vessel	Jul. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $						$ 241,339,000	$ 153,000,000	$ 0
Capital Lease
Capital Leased Assets [Line Items]
Number of vessels	14					14
Number of vessels with purchase options	14	14				14
Minimum liquidity covenant requirement | $	$ 35,000,000	$ 35,000,000				$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%	5.00%				5.00%
Capital Lease | Aframax Tankers
Capital Leased Assets [Line Items]
Number of vessels obligated to purchase	6	6				6
Capital Lease | Suezmax, Aframax and LR2 Vessels
Capital Leased Assets [Line Items]
Commitments under the capital leases | $	$ 557,100,000	$ 557,100,000				$ 557,100,000
Imputed interest | $	$ 181,800,000	$ 181,800,000				$ 181,800,000
Capital Lease | Minimum
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract (in years)						9 years
Debt term (in months)						6 months
Capital Lease | Maximum
Capital Leased Assets [Line Items]
Sale-leaseback, term of contract (in years)		12 years
November 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $			$ 84,700,000
Number of vessels			4			4
Minimum hull coverage ratio						100.00%
Actual hull coverage ratio	122.00%	122.00%				122.00%	0.00%
November 2018 Sale Leaseback | Capital Lease | Aframax Tankers
Capital Leased Assets [Line Items]
Number of vessels			2
November 2018 Sale Leaseback | Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels			1
November 2018 Sale Leaseback | Capital Lease | LR2 Tankers
Capital Leased Assets [Line Items]
Number of vessels			1
September 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $				$ 156,600,000
Number of vessels						6
Actual hull coverage ratio	91.00%	91.00%				91.00%	0.00%
September 2018 Sale Leaseback | Capital Lease | Aframax Tankers
Capital Leased Assets [Line Items]
Number of vessels				6
July 2017 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Proceeds from financing related to sales and leaseback of vessels | $					$ 153,000,000
Number of vessels						4
Period required to maintain 90% hull coverage ratio						3 years
Actual hull coverage ratio	101.00%	101.00%				101.00%	105.00%
July 2017 Sale Leaseback | Capital Lease | Suezmax Tankers
Capital Leased Assets [Line Items]
Number of vessels					4
Thereafter | September 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						90.00%
Thereafter | July 2017 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						100.00%
Year 1 | September 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						75.00%
Year 2 | September 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						78.00%
Years 1 - 3 | July 2017 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						90.00%
Years 3 and 4 | September 2018 Sale Leaseback | Capital Lease
Capital Leased Assets [Line Items]
Minimum hull coverage ratio						80.00%